SPAC Warrants (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
SPAC Warrants (Details) [Line Items]
Ordinary share price (in Dollars per share) | $ / shares	$ 2.41
Description of warrants for redemption	The Company may call the warrants for Redemption (excluding the private warrants), in whole and not in part, at a price of $0.01 per warrant, ● at any time while the warrants are exercisable; ● upon not less than 30 days’ prior written notice of Redemption to each warrant holder; ● if, and only if, the reported last sale price of the Company’s ADSs equals or exceeds $18.00 per ADS, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of Redemption to warrant holders; and ●if, and only if, there is a current registration statement in effect with respect to the Class A Ordinary Shares underlying such warrants commencing five business days prior to the 30-day trading period and continuing each day thereafter until the date of Redemption.
Public Warrants [Member]
SPAC Warrants (Details) [Line Items]
Warrants issued	11,500,000
Warrants outstanding	11,500,000
Private Warrants [Member]
SPAC Warrants (Details) [Line Items]
Warrants issued	5,375,000
Warrants outstanding	5,375,000
Underwriters’ Warrants [Member]
SPAC Warrants (Details) [Line Items]
Warrants issued	920,000
Warrants outstanding	920,000
Exercise price of warrants (in Dollars per share) | $ / shares	$ 12.00
Proficient Alpha Acquisition Corp [Member]
SPAC Warrants (Details) [Line Items]
Ordinary share price (in Dollars per share) | $ / shares	11.50
ADS [Member]
SPAC Warrants (Details) [Line Items]
Ordinary share price (in Dollars per share) | $ / shares	$ 11.50